Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,776,000
Previously Paid Amount	0.00
Total Fee Amount	935.77
Total Offset Amount	0.00
Net Fee	935.77
Narrative - Max Aggregate Offering Price	$ 6,776,000
Final Prospectus	true